Revenue - Summary of Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenues from:
Sales of goods	$ 7,384	$ 6,326	$ 13,449	$ 11,412
Rendering of services	76	93	185	198
Rents on assets sold with a buy-back commitment	119	106	245	205
Revenues from sales of goods and services	7,579	6,525	13,879	11,815	[1]
Finance and interest income	280	288	574	580
Rents and other income on operating lease	186	190	365	393
Finance, interest and other income	466	478	939	973	[1]
Total Revenues	$ 8,045	$ 7,003	$ 14,818	$ 12,788	[1]

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).